Reporting entity and group information (Tables)	12 Months Ended
Dec. 31, 2021
Reporting Entity And Group Information [Abstract]
Schedule of reporting date shareholders
Dec. 31, 2021			Shareholding
Group companies			Direct or indirect
ADS-TEC Energy PLC	Dublin	Ireland	Parent company
ads-tec Energy GmbH	Nürtingen	Germany	100%
ads-tec Energy, Inc.	Sarasota	USA	100%

Schedule of reporting date shareholders
Shareholders	Ordinary shares	Percentage
ads-tec Holding GmbH	17,620,882	36.10%
Bosch Thermotechnik GmbH	8,062,451	16.52%
Robert Bosch GmbH	2,400,000	4.92%
Others	20,724,565	42.46%
Total	48,807,898	100%